Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Domestic	$ 245,680	$ 234,643	$ 189,228
Foreign	39,166	44,558	59,326
Income before income taxes	$ 284,846	$ 279,201	$ 248,554